Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, tax (benefit) expense	$ 0	$ 331	$ (332)	$ (217)	$ (238)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency swaps, net of tax expense	$ 12,141	$ 2,849	$ 15,550	$ 4,683	$ 0